Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 93.07%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 42.65%
Fixed Rates:
0.10 11/23/22 $ 2,000,000 $ 1,991,469
0.12 01/12/23 3,000,000 2,970,253
Floating Rates:
(Federal Reserve Bank Effective Rate +
(0.02)%) 3.07 05/15/23 5,000,000 5,001,769
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.42%) 3.72 11/07/22 1,000,000 1,000,593
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 3.35 01/31/23 3,800,000 3,800,217
14,764,301
Federal Home Loan Bank 14.85%
Fixed Rates:
3.25 08/15/23 855,000 845,199
4.30 09/26/23 2,000,000 2,002,200
1.25 01/28/25 1,000,000 924,890
0.68 02/26/25 1,500,000 1,367,882
5,140,171
U.S. Treasury Note/Bond 35.57%
Fixed Rates:
1.38 10/15/22 1,000,000 999,563
0.13 06/30/23 1,500,000 1,456,459
0.13 12/15/23 2,000,000 1,903,438
1.50 02/29/24 1,000,000 961,855
0.25 06/15/24 1,500,000 1,401,182
1.75 07/31/24 1,000,000 955,898
0.63 10/15/24 1,000,000 929,707
0.75 11/15/24 1,000,000 929,297
0.50 03/31/25 1,000,000 912,461
2.88 04/30/25 1,000,000 966,367
0.25 06/30/25 1,000,000 897,715
12,313,942
Total United States Government and Agency Obligations 32,218,414
(cost $33,014,248)
Exchange Traded Fund 4.01% Shares Value
Vanguard Short-Term Treasury ETF 24,000 1,386,960
(cost $1,467,322)
Investments, at value 97.08% 33,605,374
(cost $34,481,570 )
Other assets and liabilities, net 2.92% 1,012,368
Net Assets 100.00% $ 34,617,742

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Near-Term Tax Free Fund
Municipal Bonds 74.90%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
California 6.23%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 $ 350,000 $ 363,561
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 206,682
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 448,042
State of California, California, GO Unlimited 5.00 11/01/31 400,000 444,754
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 542,188
2,005,227
Colorado 3.34%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 300,663
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 774,677
1,075,340
Connecticut 1.95%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 209,158
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 211,140
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 206,645
626,943
Florida 3.68%
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 305,000
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 349,327
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 529,661
1,183,988
Hawaii 0.58%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 186,303

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Idaho 3.08%
Jerome Lincoln & Gooding Counties Joint
School District No. 261, Idaho, GO
Unlimited 4.00 09/15/32 $ 245,000 $ 250,507
Owyhee & Canyon Counties Joint School
District No. 370 Homedale, Idaho, GO
Unlimited 4.00 09/15/31 720,000 739,317
989,824
Illinois 7.00%
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 214,331
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 310,091
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 528,567
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 363,700
Village of Deerfield IL, Illinois, Refunding, GO
Unlimited 5.00 12/01/22 835,000 837,570
2,254,259
Louisiana 0.89%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 286,373
Maryland 1.68%
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 540,560
Michigan 2.16%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 385,513
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 308,816
694,329
Missouri 0.78%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 250,000 250,364
New Jersey 2.55%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 376,126
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 444,803
820,929

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Mexico 2.00%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 $ 600,000 $ 644,226
New York 3.01%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 261,703
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 212,202
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 313,617
New York City Municipal Water Finance
Authority, New York, Refunding, RB 5.00 06/15/29 175,000 179,844
967,366
Pennsylvania 1.10%
Deer Creek Drainage Basin Authority,
Pennsylvania, Refunding, RB AGM 4.00 12/01/31 345,000 352,433
South Carolina 1.01%
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 325,387
Tennessee 1.81%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 325,267
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 257,776
583,043
Texas 25.32%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 788,294
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 222,494
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 139,055
City of El Paso TX, Texas, Refunding, GO
Limited 5.00 08/15/30 245,000 268,006
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 324,052
County of Galveston TX, Texas, Refunding, GO
Unlimited 4.00 02/01/23 545,000 546,527
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 456,338

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 $ 400,000 $ 406,430
Fort Worth Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/23 3,920,000 3,947,091
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 306,061
North Texas Municipal Water District, Texas,
RB 4.00 06/01/30 310,000 317,625
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 428,296
8,150,269
Utah 0.90%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 290,055
Vermont 0.97%
City of Burlington VT, Vermont, GO Unlimited 5.00 11/01/30 285,000 312,823
Virginia 1.68%
Commonwealth of Virginia, Virginia,
Refunding, GO Unlimited 5.00 06/01/23 535,000 541,820
Washington 2.24%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 225,713
State of Washington, Washington, Refunding,
GO Unlimited 5.00 07/01/23 490,000 496,827
722,540
Wisconsin 0.94%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 303,488
Total Municipal Bonds 24,107,889
(cost $25,620,254)
Exchange Traded Funds 10.48% Shares
JPMorgan Ultra-Short Municipal Income ETF 35,000 1,760,500
VanEck Short Muni ETF 97,000 1,613,110
Total Exchange Traded Funds (cost $3,506,196) 3,373,610

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Near-Term Tax Free Fund
Investments, at value 85.38% $ 27,481,499
(cost $29,126,450 )
Other assets and liabilities, net 14.62% 4,707,149
Net Assets 100.00% $ 32,188,648

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Luxury Goods Fund
Common Stocks 86.30% Shares Value
Apparel Manufacturers 16.71%
Burberry Group PLC 31,400 $ 627,231
Christian Dior SE 3,875 2,233,335
Hermes International 1,942 2,284,026
Kering SA, ADR 9,200 406,272
Ralph Lauren Corp. 8,500 721,905
6,272,769
Automotive - Cars & Light Trucks 20.86%
Bayerische Motoren Werke AG 20,200 1,369,107
Ferrari NV 2,029 375,365
Mercedes-Benz Group AG, ADR 143,714 1,809,359
NIO, Inc., ADR
*
26,000 410,020
Tesla, Inc.
*
8,955 2,375,314
Volkswagen AG 9,150 1,491,170
7,830,335
Beverages - Wine/Spirits 5.30%
Pernod Ricard SA 8,820 1,618,066
Remy Cointreau SA 2,250 373,384
1,991,450
Cosmetics & Toiletries 4.57%
Coty, Inc., Class A
*
117,000 739,440
L'Occitane International SA 130,000 391,915
Natura & Co. Holding SA, ADR 107,000 584,220
1,715,575
Cruise Lines 2.67%
Royal Caribbean Cruises, Ltd.
*
26,500 1,004,350
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Fiduciary Banks 1.50%
Northern Trust Corp. 6,600 564,696
Finance - Investment Banker/Broker 1.81%
Lazard, Ltd., Class A 21,300 677,979
Finance - Mortgage Loan/Banker 0.01%
Lendified Holdings, Inc.
*
1,116,560 4,042
Gold Mining 1.63%
Aris Mining Corp. 76,000 204,119
Dundee Precious Metals, Inc. 40,000 177,797
Royal Gold, Inc. 1,600 150,112
Torex Gold Resources, Inc.
*
11,000 79,394
611,422

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Home Furnishings 1.72%
Tempur Sealy International, Inc. 26,700 $ 644,538
Hotels & Motels 7.15%
Hilton Worldwide Holdings, Inc. 9,700 1,170,014
Marriott International, Inc., Class A 10,800 1,513,512
2,683,526
Mining Services 0.52%
Franco-Nevada Corp. 1,650 197,142
Oil Companies - Exploration & Production 0.08%
NG Energy International Corp., 144A
#*∆
50,000 28,957
Photo Equipment & Supplies 0.91%
Nikon Corp. 36,000 341,173
Precious Metals 0.60%
Wheaton Precious Metals Corp. 7,000 226,520
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Resorts/Theme Parks 1.81%
Vail Resorts, Inc. 3,150 679,266
Retail - Apparel/Shoe 10.46%
Brunello Cucinelli SpA 15,500 749,598
HUGO BOSS AG 14,500 675,132
Industria de Diseno Textil SA 86,500 1,785,069
Moncler SpA 9,000 367,421
Zalando SE
*
18,000 351,593
3,928,813
Retail - Jewelry 3.02%
Cie Financiere Richemont SA 12,000 1,132,745
Textile - Apparel 4.97%
LVMH Moet Hennessy Louis Vuitton SE, ADR 15,887 1,866,722
Total Common Stocks 32,402,020
(cost $36,538,363)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Luxury Goods Fund
Corporate Non-Convertible Bond 2.13%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.13%
Aris Gold Corp. 7.50 08/26/27 $ 812,576 $ 800,388
(cost $812,498)
Warrants 0.04%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 9,124
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 4,102
Total Warrants 13,226
(cost $0 )
Investments, at value 88.47% 33,215,634
(cost $37,350,861 )
Other assets and liabilities, net 11.53% 4,330,471
Net Assets 100.00% $ 37,546,105

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Common Stocks 80.89% Shares Value
Advanced Materials/Production 3.31%
Nano One Materials Corp.
*
275,000 $ 537,518
NanoXplore , Inc.
*
550,000 1,278,097
1,815,615
Agricultural Chemicals 2.01%
CF Industries Holdings, Inc. 4,000 385,000
Nutrien , Ltd. 4,000 333,587
The Mosaic Co. 8,000 386,640
1,105,227
Agricultural Operations 1.05%
Wide Open Agriculture, Ltd.
*
2,000,000 575,246
Building & Construction Products - Miscellaneous 0.47%
Louisiana-Pacific Corp. 5,000 255,950
Building Products - Wood 0.48%
Interfor Corp.
*
15,000 262,569
Chemicals - Diversified 0.04%
Base Carbon, Inc.
*
71,429 23,269
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Diamonds/Precious Stones 1.42%
Barksdale Resources Corp.
*
1,300,000 658,776
Lucara Diamond Corp.
*
300,000 119,448
778,224
Distribution/Wholesale 0.30%
Fox River Resources Corp.
*
1,000,000 162,884
Diversified Minerals 7.85%
Arianne Phosphate, Inc.
*
1,000,000 285,952
Bradda Head Lithium, Ltd.
*
2,000,000 196,234
E3 Lithium, Ltd.
*
400,000 657,328
Firefinch , Ltd.
#*@
1,000,000 127,930
First Helium, Inc.
*
500,000 106,780
Ion Energy, Ltd.
*
225,000 30,134
Ivanhoe Electric, Inc./US
*
10,000 82,500
Leo Lithium, Ltd.
*
822,649 287,722
Lithium Americas Corp.
*
15,000 393,637
Lithium Ionic Corp.
*
300,000 306,222
Morella Corp., Ltd.
*
13,333,334 173,465
MP Materials Corp.
*
7,500 204,750

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Nio Strategic Metals, Inc.
*
3,325,000 $ 138,406
Nio Strategic Metals, Inc., 144A
#∆
362,069 15,071
Northern Graphite Corp.
*
675,000 244,326
Piedmont Lithium, Inc.
*
10,000 534,900
Salazar Resources, Ltd.
*
3,000,000 282,333
VR Resources, Ltd.
*
1,000,000 97,730
Wolfden Resources Corp.
*
1,000,000 141,166
4,306,586
Energy - Alternate Sources 0.97%
Canadian Solar, Inc.
*
10,000 372,500
Pacific Green Energy Corp.
#*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
*
1,000,000 159,264
531,764
Enterprise Software/Services 3.43%
Abaxx Technologies, Inc.
*
1,000,000 1,556,449
Base Carbon, Inc.
*
1,000,000 325,768
1,882,217
Food - Miscellaneous/Diversified 0.46%
Burcon NutraScience Corp.
*
750,000 252,470
Food - Wholesale/Distribution 0.06%
Organto Foods, Inc.
*
500,000 34,387
Forestry 0.53%
West Fraser Timber Co., Ltd. 4,000 289,369
Gold Mining 4.35%
Arena Minerals, Inc.
*
500,000 157,455
Corona Minerals, Ltd.
#*@
5,000 0
EnviroGold Global, Ltd., 144A
#*∆
75,000 10,723
Ionic Rare Earths, Ltd.
*
7,500,000 204,853
OceanaGold Corp.
*
325,000 529,373
Royal Road Minerals, Ltd.
*
5,500,000 637,058
Sandstorm Gold, Ltd. 73,673 381,339
Sandstorm Gold, Ltd. 47,000 242,990
Silver Tiger Metals, Inc.
*
750,000 130,307
Western Atlas Resources, Inc.
*
3,000,000 92,301
2,386,399
Industrial Gases 0.98%
Linde PLC 2,000 539,180
Machinery - Electric Utilities 1.09%
Bloom Energy Corp., Class A
*
30,000 599,700

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 1.30%
Arizona Sonoran Copper Co., Inc.
*
400,000 $ 489,376
Excelsior Mining Corp.
*
150,000 16,289
Kutcho Copper Corp.
*
850,000 150,758
Surge Copper Corp.
*
500,000 54,295
710,718
Metal - Diversified 16.91%
Aston Minerals, Ltd.
*
1,724,138 93,139
Bell Copper Corp.
*
1,000,000 119,448
Centaurus Metals, Ltd.
*
1,500,000 946,199
Chakana Copper Corp.
*
483,494 21,001
Churchill Resources, Inc.
*
599,587 60,768
Electra Battery Materials Corp.
*
83,333 231,056
Electra Battery Materials Corp., 144A
#∆
55,555 154,035
Filo Mining Corp.
*
325,000 3,903,247
Flying Nickel Mining Corp.
*
300,000 35,834
Galway Metals, Inc.
*
500,000 101,350
GoviEx Uranium, Inc., 144A
#*∆
58,000 9,657
Ivanhoe Mines, Ltd.
*
450,000 2,896,080
Luminex Res Corp.
*
120,615 19,210
Lynas Rare Earths, Ltd.
*
45,000 217,009
Nubian Resources, Ltd.
*
250,000 17,193
Orsu Metals Corp., 144A
#*@∆
14,761 1,015
Silver X Mining Corp.
*
355,000 56,539
Sovereign Metals, Ltd.
*
600,000 141,586
TMC the metals co, Inc.
*
100,000 105,000
Vox Royalty Corp.
*
70,000 148,478
9,277,844
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
0
Mining Services 1.14%
Cordoba Minerals Corp.
*
58,823 20,227
Defense Metals Corp.
*
1,500,000 255,185
Talon Metals Corp.
*
1,000,000 349,296
624,708
Natural Resource Technology 0.22%
I-Pulse, Inc., 144A
#*@+∆
15,971 120,741
Non-Ferrous Metals 3.11%
Encore Energy Corp.
*
175,000 452,275
Energy Fuels, Inc./Canada
*
80,000 489,600
Euro Manganese, Inc.
*
37,864 6,784

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals (cont’d)
InZinc Mining, Ltd.
*
2,000,000 $ 54,295
NorZinc , Ltd.
*
5,000,000 126,688
Nova Royalty Corp.
*
500,000 579,143
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,708,785
Oil - Field Services 2.14%
Halliburton Co. 20,000 492,400
Liberty Energy, Inc.
*
20,000 253,600
Schlumberger NV 12,000 430,800
1,176,800
Oil - US Royalty Trusts 8.92%
Black Stone Minerals LP 70,000 1,095,500
Deterra Royalties, Ltd. 125,000 321,245
Kimbell Royalty Partners LP 55,000 933,900
PrairieSky Royalty, Ltd. 15,000 193,398
Sabine Royalty Trust 25,000 1,777,000
Viper Energy Partners LP 20,000 573,200
4,894,243
Oil Companies - Exploration & Production 8.33%
ConocoPhillips 10,000 1,023,400
Freehold Royalties, Ltd. 45,000 468,455
New Stratus Energy, Inc.
*
1,600,000 984,544
NG Energy International Corp., 144A
#*∆
200,000 115,829
Occidental Petroleum Corp. 20,000 1,229,000
Range Resources Corp. 20,000 505,200
Source Rock Royalties, Ltd. 500,000 242,516
4,568,944
Oil Companies - Integrated 1.51%
Equinor ASA, ADR 25,000 827,750
Oil Refining & Marketing 2.42%
Phillips 66 6,500 524,680
Valero Energy Corp. 7,500 801,375
1,326,055
Pipelines 2.27%
Cheniere Energy, Inc. 7,500 1,244,325
Platinum 0.19%
Clean Air Metals, Inc.
*
1,000,000 104,970

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Precious Metals 0.72%
Brixton Metals Corp.
*
2,000,000 $ 282,332
Polarx , Ltd.
*
18,000,000 114,665
396,997
Real Estate Operating/Development 0.82%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,000,000 448,836
448,836
REITS - Diversified 1.57%
PotlatchDeltic Corp. REIT 10,000 410,400
Rayonier, Inc. REIT 15,000 449,550
859,950
Retail - Jewelry 0.52%
Mene , Inc.
*
750,000 287,762
Total Common Stocks 44,380,484
(cost $90,695,479)
Preferred Stock 0.99% Rate
Chemicals - Specialty 0.99%
5E Advanced Materials, Inc.
*
0.00% 425,000 544,525
(cost $646,157)
Corporate Convertible Bond 0.41%
Coupon
Rate %
Maturity
Date
Principal
Amount
Natural Resource Technology 0.41%
Contango Holdings PLC
#@
0.00 11/30/22 $ 200,000 223,310
(cost $233,130)
Corporate Non-Convertible Bonds 2.78%
Gold Mining 1.79%
Aris Gold Corp. 7.50 08/26/27 998,309 983,334
Oil Companies - Exploration & Production 0.99%
NG Energy International Corp.
#@
8.00 04/30/27 750,000 542,947
Total Corporate Non-Convertible Bonds 1,526,281
(cost $1,585,417)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Warrants 0.63%
Exercise
Price
Exp.
Date Shares Value
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 $ 0
Diversified Minerals 0.00%
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 0
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Nio Strategic Metals, Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 0
0
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 5,474
Mining Services 0.10%
Aris Mining Corp.
*
2.75 07/29/25 370,889 57,727
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
#*@∆
1.00 11/29/23 150,000 0
Norzinc , Ltd., 144A
#*@∆
0.09 08/06/23 2,500,000 0
0
Oil Companies - Exploration & Production 0.52%
NG Energy International Corp.
*
1.40 05/20/27 300,000 48,865
Source Rock Royalties, Ltd.
*
1.25 03/01/24 1,250,000 235,277
284,142
Total Warrants 347,343
(cost $94,581 )
Call Options Purchased 0.07%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.03%
Barrick Gold Corp. $ 25.00 01/23 $ 2,755,000 1,102 11,020
Barrick Gold Corp. 18.00 01/23 43,200 24 1,512
Newmont Corp. 82.50 01/23 3,465,000 420 2,730
15,262

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Global Resources Fund
Call Options
Purchased (cont’d)
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Precious Metals 0.04%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF $ 50.00 01/23 $ 375,000 75 $ 5,063
Hecla Mining Co. 5.00 01/23 315,000 630 19,530
24,593
Total Purchased Call Options 39,855
(premiums paid $656,716 )
Investments, at value 85.77% 47,061,798
(cost $93,911,480 )
Other assets and liabilities, net 14.23% 7,807,144
Net Assets 100.00% $ 54,868,942

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Common Stocks 93.71% Shares Value
Advanced Materials/Production 10.72%
Nano One Materials Corp.
*
2,848,900 $ 5,568,487
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
574 187
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 3.00%
Barksdale Resources Corp.
*
3,000,000 1,520,252
Northern Superior Resources, Inc., 144A
#*∆
134,415 36,977
1,557,229
Diversified Minerals 5.05%
Ascot Resources, Ltd., 144A
#*∆
6,412 1,810
Chesser Resources, Ltd.
*
2,650,000 133,397
Desert Gold Ventures, Inc.
*
750,000 43,436
E79 Resources Corp.
*
2,000,000 275,093
Erdene Resource Development Corp.
*
300,000 62,982
Gossan Resources, Ltd.
*
1,250,000 61,082
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 126,688
Kootenay Resources, Inc.
#*@
40,000 2,896
Lithoquest Resources, Inc.
*
2,150,000 101,169
Max Resource Corp.
*
2,050,000 489,738
Minaurum Gold, Inc.
*
1,000,000 152,025
Musgrave Minerals, Ltd.
*
1,500,000 244,095
NGEX Minerals, Ltd.
*
100,000 141,890
Northern Graphite Corp.
*
1,000,000 361,965
St. Anthony Gold Corp.
*
1,092,105 31,624
St. Anthony Gold Corp., 144A
#∆
875,000 25,338
VR Resources, Ltd.
*
1,500,000 146,596
Waraba Gold, Ltd.
#*
2,155,000 171,607
Waraba Gold, Ltd., 144A
#∆
655,000 52,159
2,625,590
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
8,039 12,512
Financial Services 0.00%
Tokens.com Corp., 144A
#*∆
11,123 1,812
Gold Mineral Exploration & Development 0.37%
Western Exploration, Inc.
*
240,000 191,117

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining 36.29%
Adamera Minerals Corp.
*
5,373,000 $ 194,484
Adamera Minerals Corp., 144A
#∆
119,543 4,327
Alamos Gold, Inc. 80,000 592,800
Allegiant Gold, Ltd.
*
750,000 100,445
Alpha Exploration, Ltd.
*
350,000 131,755
Amilot Capital, Inc., 144A
#*∆
410,000 7,420
Angold Resources, Ltd.
*
500,000 27,147
Angus Gold, Inc.
*
250,000 135,737
Aris Mining Corp. 212,500 570,728
Asante Gold Corp.
*
750,000 640,678
Awale Resources, Ltd.
*
1,250,000 113,114
Bellevue Gold, Ltd.
*
575,000 273,293
Black Cat Syndicate, Ltd.
*
2,000,000 416,970
Black Dragon Gold Corp.
*
2,500,000 58,101
Cabral Gold, Inc.
*
500,000 90,491
Cassiar Gold Corp.
*
198,000 75,969
Centamin PLC 575,000 576,834
Compass Gold Corp.
*
2,000,000 112,209
Contact Gold Corp.
*
5,000,000 126,688
CopperBank Resources Corp., 144A
#*∆
43,500 11,967
Corona Minerals, Ltd.
#*@
81,250 0
Felix Gold, Ltd.
*
1,500,000 131,935
Freegold Ventures, Ltd.
*
200,000 64,430
G2 Goldfields, Inc.
*
500,000 209,940
Gold Bull Resources Corp.
*
1,000,000 28,957
Goldshore Resources, Inc.
*
600,000 84,700
Heliostar Metals, Ltd.
*
1,200,000 243,240
HighGold Mining, Inc.
*
375,000 181,887
K92 Mining, Inc.
*
800,000 4,575,234
Karus Gold Corp.
#*@
375,000 95,016
Kesselrun Resources, Ltd.
*~
5,000,000 108,589
Kore Mining, Ltd.
*
250,000 19,908
Lion One Metals, Ltd.
*
500,000 278,713
Loncor Gold, Inc.
*
2,250,000 488,652
Maple Gold Mines, Ltd.
*
1,000,000 115,829
Mawson Gold, Ltd.
*
625,000 61,082
McEwen Mining, Inc.
*
13,476 44,194
Moneta Gold, Inc.
*
100,000 114,381
Montage Gold Corp.
*
250,000 95,921
North Stawell Minerals, Ltd.
*
447,629 38,870
NV Gold Corp.
*
1,000,000 52,485
Omai Gold Mines Corp.
*
3,000,000 130,307
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Radisson Mining Resources, Inc.
*
7,100,000 436,891
Radius Gold, Inc., 144A
#*∆
125,000 18,098
Red Pine Exploration, Inc.
*
500,000 83,252
Reunion Gold Corp.
*
4,000,000 1,143,809

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Roscan Gold Corp.
*
1,500,000 $ 198,176
Royal Road Minerals, Ltd.
*
1,500,000 173,743
Sandstorm Gold, Ltd. 60,500 313,154
Sanu Gold Corp.
*
185,000 37,500
Sanu Gold Corp., 144A
#∆
700,000 141,890
Scottie Resources Corp.
*
1,750,000 215,369
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Signature Resources, Ltd.
*
2,000,000 21,718
Silver Tiger Metals, Inc.
*
1,000,000 173,743
Skeena Resources, Ltd.
*
100,000 467,658
Southern Gold, Ltd.
*
10,000,000 202,711
Strikepoint Gold, Inc.
*
2,750,000 169,218
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Thesis Gold, Inc.
*
1,000,000 709,451
Trillium Gold Mines, Inc.
*
250,000 42,531
TriStar Gold, Inc.
*~
28,750,000 2,601,622
Westhaven Gold Corp.
*
1,000,000 282,332
18,858,293
Metal - Copper 0.86%
Arizona Sonoran Copper Co., Inc.
*
100,000 122,344
Meridian Mining UK Societas
*
500,000 170,123
Sun Summit Minerals Corp.
*
1,250,000 149,311
Vizsla Copper Corp.
*
116,666 6,757
448,535
Metal - Diversified 8.43%
Amex Exploration, Inc.
*
500,000 618,960
Argent Minerals, Ltd.
*
20,000,000 241,570
Aurion Resources, Ltd.
*
750,000 255,185
Auteco Minerals, Ltd.
*
12,500,000 338,087
Blackwolf Copper and Gold, Ltd.
*
1,000,000 217,179
Cartier Resources, Inc.
*
750,000 46,150
Chakana Copper Corp.
*
1,416,506 61,527
De Grey Mining, Ltd.
*
250,000 165,184
Ivanhoe Mines, Ltd.
*
300,000 1,930,720
Kaizen Discovery, Inc.
*
800,000 75,289
Luminex Res Corp.
*
150,000 23,890
New Age Metals, Inc., 144A
#*∆
143,518 7,013
Nubian Resources, Ltd.
*
500,000 34,387
Orex Minerals, Inc.
*
7,000,000 202,700
Orsu Metals Corp., 144A
#*@∆
186,922 12,855
Rockcliff Metals Corp., 144A
#*∆
873,333 17,386
RTG Mining, Inc.
*
3,000,000 91,943
Sirios Resources, Inc.
*
1,000,000 39,816
4,379,841

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 $ 0
Mining Services 0.66%
Cordoba Minerals Corp.
*
58,823 20,227
Orexplore Technologies, Ltd.
*
267,284 12,062
Summa Silver Corp.
*
800,000 312,738
345,027
Non-Ferrous Metals 0.61%
InZinc Mining, Ltd.
*
2,000,000 54,295
ValOre Metals Corp.
*
1,000,000 260,614
314,909
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Oil Field Machinery & Equipment 0.27%
Imdex , Ltd. 125,000 141,784
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 831
Platinum 0.75%
Clean Air Metals, Inc.
*
2,200,000 230,934
Platinum Group Metals, Ltd.
*
100,000 160,712
391,646
Precious Metals 18.77%
Amani Gold, Ltd.
*
54,500,000 52,291
Arizona Metals Corp.
*
1,000,000 3,083,940
Barsele Minerals Corp.
*~
7,500,000 1,981,757
Brixton Metals Corp.
*
3,000,000 423,499
Canex Metals, Inc.
*
3,250,000 205,868
Capitan Mining, Inc.
*
750,000 108,589
Denarius Metals Corp.
*
750,000 81,442
Dolly Varden Silver Corp.
*
3,550,000 1,117,928
E2 Metals, Ltd.
*
1,000,000 88,149
GFG Resources, Inc.
*
5,000,000 380,063
Gold Terra Resource Corp.
*
2,500,000 271,474
Gold79 Mines, Ltd.
*
5,250,000 76,013
Imperial Mining Group, Ltd.
*
500,000 27,147
Integra Resources Corp.
*
225,000 119,452
MacDonald Mines Exploration, Ltd.
*
3,000,000 21,718
Magna Gold Corp.
*
1,500,000 200,890
Millennial Precious Metals Corp.
*
1,000,000 191,841
Olive Resource Capital, Inc.
*
4,000,000 79,632
Paramount Gold Nevada Corp.
*
170,000 52,360

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Polarx , Ltd.
*
36,463,888 $ 232,285
Silver Viper Minerals Corp.
*
2,500,000 434,358
Stillwater Critical Minerals Corp.
*
2,000,000 275,093
Visionary Gold Corp.
*
1,500,000 59,724
Xali Gold Corp., 144A
#*∆
4,875,000 185,281
9,750,794
Real Estate Operating/Development 1.76%
Fremont Gold, Ltd.
*
400,000 33,301
Mammoth Resources Corp.
*~
5,500,000 69,678
Revival Gold, Inc.
*
1,750,000 785,464
TDG Gold Corp.
*
270,000 25,410
913,853
Retail - Jewelry 1.55%
Mene , Inc.
*
2,100,000 805,734
Silver Mining 4.60%
Aya Gold & Silver, Inc.
*
100,000 579,867
FireFox Gold Corp.
*
500,000 43,436
Kootenay Silver, Inc.
*
1,000,000 83,252
Metallic Minerals Corp.
*
1,000,000 231,657
Reyna Silver Corp.
*
360,000 84,700
Southern Silver Exploration Corp.
*
1,750,000 221,703
Vizsla Silver Corp.
*
1,000,000 1,143,809
2,388,424
Total Common Stocks 48,696,605
(cost $90,727,673)
Corporate Non-Convertible Bond 1.94%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.94%
Aris Gold Corp. 7.50 08/26/27 $ 1,021,525 1,006,203
(cost $1,021,525)
Warrants 0.16%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.00%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Kesselrun Resources, Ltd., 144A
#*@~∆
0.23 12/08/23 1,250,000 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 0
0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
$ 0.50 12/31/49 600,000 $ 0
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
#*@∆
1.05 06/08/24 99,000 0
Gold Mountain Mining Corp., 144A
#*@∆
1.75 04/21/24 50,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
0
Metal - Copper 0.00%
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0
Metal - Diversified 0.00%
Novo Resources Corp.
*
4.40 08/27/23 112,500 2,443
Metals & Mining 0.00%
St. Anthony Gold Corp., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.16%
Aris Mining Corp.
*
2.75 07/29/25 520,000 80,936
Non-Ferrous Metals 0.00%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 0
Silver Mining 0.00%
FireFox Gold Corp., 144A
#*@∆
0.27 10/27/22 125,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 0
0
Total Warrants 83,379
(cost $362,611 )
Call Options Purchased 0.09%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.04%
Barrick Gold Corp. $ 25.00 01/23 $ 3,937,500 1,575 15,750
Barrick Gold Corp. 18.00 01/23 63,000 35 2,205
Newmont Corp. 82.50 01/23 4,331,250 525 3,412
21,367

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
World Precious Minerals Fund
Call Options
Purchased (cont’d)
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Precious Metals 0.05%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF $ 50.00 01/23 $ 375,000 75 $ 5,063
Hecla Mining Co. 5.00 01/23 341,000 682 21,142
26,205
Total Purchased Call Options 47,572
(premiums paid $842,380 )
Investments, at value 95.90% 49,833,759
(cost $92,954,189 )
Other assets and liabilities, net 4.10% 2,128,300
Net Assets 100.00% $ 51,962,059

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Gold and Precious Metals Fund
Common Stocks 89.74% Shares Value
Applications Software 0.49%
Chrysos Corp., Ltd.
*
250,000 $ 486,865
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
7,786 2,536
Diamonds/Precious Stones 0.28%
Lucara Diamond Corp.
*
700,000 278,713
Diversified Minerals 3.25%
Alkane Resources, Ltd.
*
1,000,000 434,823
Caledonia Mining Corp. PLC 25,000 245,500
Firefinch , Ltd.
#*@
5,000,000 639,650
Leo Lithium, Ltd.
*
4,114,694 1,439,118
Mako Mining Corp.
*
3,500,000 494,082
3,253,173
Enterprise Software/Services 0.17%
Abaxx Technologies, Inc.
*
109,000 169,653
Gold Mining 51.57%
Agnico Eagle Mines, Ltd. 35,000 1,478,050
Alamos Gold, Inc. 440,000 3,260,400
AngloGold Ashanti, Ltd., ADR 35,000 483,700
Argonaut Gold, Inc.
*
1,175,000 357,259
Aris Mining Corp. 500,000 1,342,889
B2Gold Corp. 300,000 966,000
Black Cat Syndicate, Ltd.
*
4,393,940 916,070
Bonterra Resources, Inc.
*
300,000 108,590
Centamin PLC 3,275,000 3,285,444
Eldorado Gold Corp.
*
125,000 753,750
GoGold Resources, Inc.
*
1,200,000 1,372,570
Gold Resource Corp. 1,000,000 1,650,000
Harmony Gold Mining Co., Ltd., ADR 500,000 1,215,000
i-80 Gold Corp.
*
1,000,000 1,766,388
IAMGOLD Corp.
*
400,000 428,000
K92 Mining, Inc.
*
2,000,000 11,438,086
Maverix Metals, Inc. 600,000 1,993,702
Mineros SA 3,389,500 2,625,522
Newmont Corp. 25,000 1,050,750
Northern Star Resources, Ltd. 100,000 500,729
OceanaGold Corp.
*
1,175,000 1,913,889
Pantoro , Ltd.
*
9,000,000 933,410
Petropavlovsk PLC
#*@
4,886,855 0
Royal Gold, Inc. 22,500 2,110,950
Sandstorm Gold, Ltd. 364,225 1,885,264
Sandstorm Gold, Ltd. 140,000 723,800
Signal Gold, Inc.
*
2,000,000 564,665

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Silver Lake Resources, Ltd.
*
1,000,000 $ 749,729
Superior Gold, Inc.
*
3,500,000 962,826
Torex Gold Resources, Inc.
*
115,000 830,021
Wesdome Gold Mines, Ltd.
*
250,000 1,690,375
Yamana Gold, Inc. 490,000 2,219,700
51,577,528
Metal - Diversified 7.33%
Aclara Resources, Inc.
*
137,400 31,830
Filo Mining Corp.
*
40,000 480,399
Ivanhoe Mines, Ltd.
*
350,000 2,252,507
Mandalay Resources Corp.
*
250,000 316,719
Silver X Mining Corp.
*~
8,000,000 1,274,116
Vox Royalty Corp.
*
1,400,000 2,969,559
7,325,130
Mining Services 2.60%
Capital, Ltd. 575,000 531,951
Empress Royalty Corp.
*
2,000,000 333,008
Franco-Nevada Corp. 5,000 597,400
Orexplore Technologies, Ltd.
*
1,007,351 45,462
Star Royalties, Ltd.
*
3,500,000 1,089,514
2,597,335
Oil & Gas Drilling 2.38%
DDH1, Ltd. 5,000,000 2,380,572
Oil Field Machinery & Equipment 0.82%
Imdex , Ltd. 725,000 822,349
Platinum 4.00%
Impala Platinum Holdings, Ltd. 200,000 1,859,524
Sibanye Stillwater, Ltd., ADR 230,000 2,143,600
4,003,124
Precious Metals 5.46%
EMX Royalty Corp.
*
1,250,000 2,352,771
Magna Gold Corp.
*
1,040,000 139,284
Sailfish Royalty Corp. 310,000 206,464
SSR Mining, Inc. 100,000 1,471,000
Wheaton Precious Metals Corp. 40,000 1,294,400
5,463,919
Real Estate Operating/Development 1.38%
Emerald Resources NL
*
2,000,000 1,379,069

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 2.59%
Mene , Inc.
*
1,025,000 $ 393,275
Mene , Inc., 144A
#∆
5,714,285 2,192,472
2,585,747
Silver Mining 7.42%
Aya Gold & Silver, Inc.
*
1,000,000 5,798,675
Fortuna Silver Mines, Inc.
*
250,000 626,199
Santacruz Silver Mining, Ltd.
*
4,000,000 999,023
7,423,897
Total Common Stocks 89,749,610
(cost $92,445,778)
Corporate Non-Convertible Bonds 3.91%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.91%
Aris Gold Corp. 7.50 08/26/27 3,970,881 3,911,318
Total Corporate Non-Convertible Bonds 3,911,318
(cost $4,456,621)
Warrants 0.22%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 14,598
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.20%
Aris Mining Corp.
*
$ 2.75 07/29/25 1,274,000 $ 198,291
Empress Royalty Corp.
*
0.75 03/25/23 625,000 5,656
203,947
Total Warrants 218,545
(cost $0 )
Call Options Purchased 0.11%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.05%
Barrick Gold Corp. $ 25.00 01/23 $ 7,217,500 2,887 28,870
Barrick Gold Corp. 18.00 01/23 127,800 71 4,473
Newmont Corp. 82.50 01/23 21,656,250 2,625 17,062
50,405
Precious Metals 0.06%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF 50.00 01/23 1,350,000 270 18,225
Hecla Mining Co. 5.00 01/23 643,000 1,286 39,866
58,091
Total Purchased Call Options 108,496
(premiums paid $2,679,161 )
Investments, at value 93.98% 93,987,969
(cost $99,581,560 )
Other assets and liabilities, net 6.02% 6,024,460
Net Assets 100.00% $ 100,012,429

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Emerging Europe Fund
Common Stocks 75.94% Shares Value
Airlines 2.11%
Turk Hava Yollari AO
*
53,500 $ 203,138
Automotive - Cars & Light Trucks 2.76%
Ford Otomotiv Sanayi AS 11,400 200,823
Volkswagen AG 400 65,188
266,011
Beverages - Non-alcoholic 0.27%
Anadolu Efes Biracilik Ve Malt Sanayii AS 12,000 25,929
Cellular Telecommunication 0.27%
Turkcell Iletisim Hizmetleri AS 25,000 26,568
Chemicals - Fibers 1.22%
Aksa Akrilik Kimya Sanayii AS 38,000 117,209
Commercial Banks Non-US 17.28%
Akbank TAS 40,000 24,330
Banca Transilvania SA 40,000 132,232
Bank Handlowy w Warszawie SA 8,500 92,910
Bank Millennium SA
*
220,000 146,562
Bank Polska Kasa Opieki SA 12,500 151,811
Eurobank Ergasias Services and Holdings SA
*
220,000 183,637
National Bank of Greece SA
*
65,000 191,382
OTP Bank Nyrt 15,300 279,119
Piraeus Financial Holdings SA
*
155,000 156,337
Powszechna Kasa Oszczednosci Bank Polski SA 66,000 288,316
Yapi ve Kredi Bankasi AS 50,000 19,059
1,665,695
Computer Services 1.73%
Asseco Poland SA 12,000 167,051
Diversified Manufacturing Operations 0.93%
Siemens AG 920 89,923
Diversified Operations 2.59%
Haci Omer Sabanci Holding AS 20,000 27,745
KOC Holding AS 91,000 221,500
249,245
E-Commerce/Products 1.92%
Allegro.eu SA
*
43,000 184,980
Electric - Distribution 3.69%
Enea SA
*
139,000 172,704
Tauron Polska Energia SA
*
450,000 183,095
355,799

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Electric - Integrated 1.88%
PGE Polska Grupa Energetyczna SA
*
144,000 $ 181,152
Food - Retail 3.79%
AG Anadolu Grubu Holding AS 6,500 28,708
BIM Birlesik Magazalar AS 5,000 31,151
Dino Polska SA
*
4,500 272,569
Migros Ticaret AS
*
6,000 32,670
365,098
Housewares 2.01%
Turkiye Sise ve Cam Fabrikalari AS 142,000 193,500
Lottery Services 1.80%
OPAP SA 14,500 173,891
Medical - Drugs 2.74%
Richter Gedeon Nyrt 15,400 263,772
Metal - Diversified 0.29%
Orsu Metals Corp., 144A
#*@∆
402,500 27,681
Multi-line Insurance 0.98%
Allianz SE 598 94,206
Oil Companies - Exploration & Production 0.66%
Societatea Nationala de Gaze Naturale ROMGAZ SA 8,000 63,313
Oil Companies - Integrated 5.93%
Gazprom Neft PJSC
#
7,370 41,478
MOL Hungarian Oil & Gas PLC 63,200 350,995
OMV Petrom SA 2,165,000 178,875
571,348
Oil Refining & Marketing 6.36%
Polski Koncern Naftowy ORLEN SA 40,062 430,061
Turkiye Petrol Rafinerileri AS
*
11,750 182,869
612,930
Property/Casualty Insurance 3.90%
Powszechny Zaklad Ubezpieczen SA 81,000 375,810
Real Estate Operating/Development 0.21%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT 100,000 20,590
Retail - Automobile 0.27%
Dogus Otomotiv Servis ve Ticaret AS 5,000 26,166

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Retail - Toy Store 2.11%
JUMBO SA 15,300 $ 203,709
Telecom Services 2.00%
Orange Polska SA 161,000 167,276
Turk Telekomunikasyon AS 45,000 26,019
193,295
Telephone - Integrated 3.89%
Hellenic Telecommunications Organization SA 23,500 341,234
Magyar Telekom Telecommunications PLC 50,000 34,191
375,425
Television 1.60%
Cyfrowy Polsat SA 48,000 154,362
Transportation - Marine 0.75%
AP Moller - Maersk A/S, Class A 41 72,437
Total Common Stocks 7,320,233
(cost $10,662,710)
Corporate Non-Convertible Bond 4.74%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 4.74%
Aris Gold Corp. 7.50 08/26/27 $ 464,330 457,365
(cost $464,330)
Right 0.15% Shares
Oil Companies - Integrated 0.15%
OMV Petrom SA
#*@
2,165,000 14,073
(cost $0)
Exchange Traded Fund 1.54%
Global X MSCI Greece ETF 7,000 148,470
(cost $172,302)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
Emerging Europe Fund
Warrant 0.16%
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.16%
Aris Mining Corp.
*
$ 2.75 07/29/25 100,000 $ 15,564
(cost $0 )
Call Options Purchased 0.19%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund-Russia 0.01%
VanEck Russia ETF
#
$ 16.00 01/23 $ 1,600,000 1,000 1,000
Oil Companies - Integrated 0.18%
BP PLC 34.00 01/23 340,000 100 6,900
Exxon Mobil Corp. 110.00 01/23 550,000 50 5,550
TotalEnergies SE 60.00 01/23 600,000 100 4,900
17,350
Total Purchased Call Options 18,350
(premiums paid $394,704 )
Put Option Purchased 0.33%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Geo Focus-Equity 0.33%
iShares MSCI Turkey ETF 22.00 11/22 441,600 200 31,500
(premiums paid $24,141 )
Investments, at value 83.05% 8,005,555
(cost $11,718,187 )
Other assets and liabilities, net 16.95% 1,634,109
Net Assets 100.00% $ 9,639,664

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
China Region Fund
Common Stocks 78.87% Shares Value
Automotive - Cars & Light Trucks 2.62%
Yadea Group Holdings, Ltd. 98,000 $ 156,631
Automotive - Medium & Heavy Duty Trucks 0.97%
Sinotruk Hong Kong, Ltd. 70,000 58,165
Brewery 5.56%
China Resources Beer Holdings Co., Ltd. 48,000 332,963
Chemicals - Diversified 0.99%
Dongyue Group, Ltd. 60,000 59,457
Chemicals - Other 0.21%
Foosung Co., Ltd. 1,500 12,229
Chemicals - Specialty 4.97%
Daqo New Energy Corp., ADR
*
3,175 168,529
Kingboard Laminates Holdings, Ltd. 144,000 129,020
297,549
Circuit Boards 3.24%
Unimicron Technology Corp. 53,000 194,018
Coal 5.73%
Shougang Fushan Resources Group, Ltd. 150,000 43,471
Yankuang Energy Group Co., Ltd. 83,000 299,688
343,159
Commercial Banks Non-US 3.15%
Chang Hwa Commercial Bank, Ltd. 350,000 188,545
Computers - Memory Devices 1.62%
ASPEED Technology, Inc. 1,760 96,866
Cosmetics & Toiletries 2.72%
L'Occitane International SA 54,000 162,795
Distribution/Wholesale 0.81%
LX INTERNATIONAL CORP. 1,800 48,580
E-Commerce/Products 0.84%
Alibaba Group Holding, Ltd., ADR
*
630 50,394
Electronic Components - Semiconductors 8.88%
ASE Technology Holding Co., Ltd. 42,000 104,416
MediaTek , Inc. 9,000 155,308
SK Hynix, Inc. 4,750 271,701
531,425

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
China Region Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 3.86%
Xinyi Solar Holdings, Ltd. 220,000 $ 231,030
Internet Content - Info 6.15%
Meituan , Class B
*
3,724 78,265
Tencent Holdings, Ltd., ADR 8,565 289,669
367,934
Medical - Drugs 3.92%
Sino Biopharmaceutical, Ltd. 500,000 234,315
Metal - Aluminum 2.70%
Aluminum Corp. of China, Ltd. 500,000 161,695
Motorcycle/Motor Scooter 0.22%
Niu Technologies, ADR
*
3,200 13,120
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Oil Companies - Exploration & Production 0.67%
United Energy Group, Ltd.
*
350,000 39,944
Semiconductor Components - Integrated Circuit 7.26%
Global Unichip Corp. 5,200 95,629
Taiwan Semiconductor Manufacturing Co., Ltd. 7,000 92,788
United Microelectronics Corp. 220,000 246,201
434,618
Tools - Hand Held 0.32%
Chervon Holdings, Ltd. 5,000 18,953
Transportation - Marine 11.46%
COSCO SHIPPING Holdings Co., Ltd. 248,000 288,466
Orient Overseas International, Ltd. 10,500 182,732
Pacific Basin Shipping, Ltd. 200,000 61,757
SITC International Holdings Co., Ltd. 83,500 153,133
686,088
Total Common Stocks 4,720,473
(cost $6,402,326)
Corporate Non-Convertible Bond 4.05%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 4.05%
Aris Gold Corp. 7.50 08/26/27 $ 246,094 242,403
(cost $246,071)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2022
China Region Fund
Warrant 0.14%
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.14%
Aris Mining Corp.
*
$ 2.75 07/29/25 52,000 $ 8,094
(cost $0 )
Call Options Purchased 0.13%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund - China 0.00%
Direxion Daily FTSE China Bull 3X
Shares ETF $ 150.00 01/23 $ 300,000 20 20
Invesco China Technology ETF 53.00 12/22 1,325,000 250 250
270
Diversified Banking Institution 0.03%
HSBC Holdings PLC 34.00 12/22 680,000 200 2,000
E-Commerce/Products 0.10%
Alibaba Group Holding, Ltd. 135.00 01/23 1,080,000 80 5,680
Total Purchased Call Options 7,950
(premiums paid $204,328 )
Investments, at value 83.19% 4,978,920
(cost $6,852,725 )
Other assets and liabilities, net 16.81% 1,006,209
Net Assets 100.00% $ 5,985,129

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2022.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at September 30, 2022, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2022, were 0.00% of Global Luxury Goods Fund, 1.85% of
Global Resources Fund, 0.21% of World Precious Minerals Fund, 0.64% of Gold And Precious
Metals Fund, 0.43% of Emerging Europe Fund and 0.00% of China Region Fund, respectively.
See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2022 amounted to
$28,957, 0.08%, of Global Luxury Goods Fund, $427,071, 0.78%, of Global Resources Fund,
$525,164, 1.01%, of World Precious Minerals Fund, $2,192,472, 2.19%, of Gold And Precious
Metals Fund, $27,681, 0.29%, of Emerging Europe Fund and $0, 0.00%, of China Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of September 30,
2022, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 32,218,414 $ – $ 32,218,414
Exchange Traded Fund 1,386,960 – – 1,386,960
Investments, at Value $ 1,386,960 $ 32,218,414 $ – $ 33,605,374

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 24,107,889 $ – $ 24,107,889
Exchange Traded Funds 3,373,610 – – 3,373,610
Investments, at Value $ 3,373,610 $ 24,107,889 $ – $ 27,481,499
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,128,177 $ 5,144,592 $ – $ 6,272,769
Automotive - Cars & Light
Trucks 4,970,058 2,860,277 – 7,830,335
Beverages - Wine/Spirits – 1,991,450 – 1,991,450
Cosmetics & Toiletries 1,323,660 391,915 – 1,715,575
Cruise Lines 1,004,350 – – 1,004,350
Energy - Alternate Sources – – 0 0
Fiduciary Banks 564,696 – – 564,696
Finance - Investment
Banker/Broker 677,979 – – 677,979
Finance - Mortgage Loan/
Banker 4,042 – – 4,042
Gold Mining 611,422 – – 611,422
Home Furnishings 644,538 – – 644,538
Hotels & Motels 2,683,526 – – 2,683,526
Mining Services 197,142 – – 197,142
Oil Companies - Exploration
& Production 28,957 – – 28,957
Photo Equipment & Supplies – 341,173 – 341,173
Precious Metals 226,520 – – 226,520
Real Estate Operating/
Development – – 0 0
Resorts/Theme Parks 679,266 – – 679,266
Retail - Apparel/Shoe – 3,928,813 – 3,928,813
Retail - Jewelry – 1,132,745 – 1,132,745
Textile - Apparel 1,866,722 – – 1,866,722
Corporate Non-Convertible Bond – 800,388 – 800,388

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Global Luxury Goods Fund
Warrants
Enterprise Software/
Services $ – $ 9,124 $ – $ 9,124
Retail - Jewelry – 4,102 – 4,102
Investments, at Value 16,611,055 16,604,579 0 33,215,634
Other Financial Instruments
†
Currency Contracts – 228,233 – 228,233
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,815,615 $ – $ – $ 1,815,615
Agricultural Chemicals 1,105,227 – – 1,105,227
Agricultural Operations – 575,246 – 575,246
Building & Construction
Products - Miscellaneous 255,950 – – 255,950
Building Products - Wood 262,569 – – 262,569
Chemicals - Diversified – 23,269 – 23,269
Coal – – 0 0
Diamonds/Precious Stones 778,224 – – 778,224
Distribution/Wholesale – 162,884 – 162,884
Diversified Minerals 3,521,235 657,421 127,930 4,306,586
Energy - Alternate Sources 372,500 159,264 0 531,764
Enterprise Software/
Services – 1,882,217 – 1,882,217
Food - Miscellaneous/
Diversified 252,470 – – 252,470
Food - Wholesale/
Distribution 34,387 – – 34,387
Forestry 289,369 – – 289,369
Gold Mining 2,170,823 215,576 0 2,386,399
Industrial Gases 539,180 – – 539,180
Machinery - Electric Utilities 599,700 – – 599,700
Metal - Copper 710,718 – – 710,718
Metal - Diversified 7,879,911 1,397,933 – 9,277,844
Metal - Iron – – 0 0
Mining Services 624,708 – – 624,708
Natural Resource
Technology – – 120,741 120,741
Non-Ferrous Metals 1,702,001 6,784 0 1,708,785
Oil - Field Services 1,176,800 – – 1,176,800
Oil - US Royalty Trusts 4,572,998 321,245 – 4,894,243

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Global Resources Fund
Common Stocks (continued)
Oil Companies - Exploration
& Production $ 4,568,944 $ – $ – $ 4,568,944
Oil Companies - Integrated 827,750 – – 827,750
Oil Refining & Marketing 1,326,055 – – 1,326,055
Pipelines 1,244,325 – – 1,244,325
Platinum 104,970 – – 104,970
Precious Metals 282,332 114,665 – 396,997
Real Estate Operating/
Development 448,836 – 0 448,836
REITS - Diversified 859,950 – – 859,950
Retail - Jewelry 287,762 – – 287,762
Preferred Stock
Chemicals - Specialty – 544,525 – 544,525
Corporate Convertible Bond – – 223,310 223,310
Corporate Non-Convertible
Bonds – 1,526,281 – 1,526,281
Warrants
Advanced Materials/
Production – 0 – 0
Diversified Minerals – 0 – 0
Enterprise Software/
Services 5,474 – – 5,474
Mining Services 57,727 – – 57,727
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 284,142 – – 284,142
Purchased Call Options 32,062 7,793 – 39,855
Investments, at Value 38,994,714 7,595,103 471,981 47,061,798
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 5,568,487 $ – $ – $ 5,568,487
Chemicals - Diversified 187 – – 187
Coal – – 0 0
Diamonds/Precious Stones 1,557,229 – – 1,557,229
Diversified Minerals 1,689,381 933,313 2,896 2,625,590
Enterprise Software/
Services – 12,512 – 12,512
Financial Services – 1,812 – 1,812

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

World Precious Minerals Fund
Common Stocks (continued)
Gold Mineral Exploration &
Development $ 191,117 $ – $ – $ 191,117
Gold Mining 16,411,918 2,351,359 95,016 18,858,293
Metal - Copper 448,535 – – 448,535
Metal - Diversified 3,525,671 854,170 – 4,379,841
Metal - Iron – – 0 0
Mining Services 20,227 324,800 – 345,027
Non-Ferrous Metals 314,909 – – 314,909
Oil Companies - Exploration
& Production – – 0 0
Oil Field Machinery &
Equipment – 141,784 – 141,784
Optical Recognition
Equipment 831 – – 831
Platinum 391,646 – – 391,646
Precious Metals 9,430,360 320,434 – 9,750,794
Real Estate Operating/
Development 913,853 – – 913,853
Retail - Jewelry 805,734 – – 805,734
Silver Mining 2,388,424 – – 2,388,424
Corporate Non-Convertible Bond – 1,006,203 – 1,006,203
Warrants
Diversified Minerals – 0 – 0
Gold Mineral Exploration &
Development – 0 0 0
Gold Mining – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified 2,443 – – 2,443
Metals & Mining – 0 – 0
Mining Services 80,936 – – 80,936
Non-Ferrous Metals – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options 39,097 8,475 – 47,572
Investments, at Value 43,780,985 5,954,862 97,912 49,833,759
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Applications Software $ – $ 486,865 $ – $ 486,865
Chemicals - Diversified 2,536 – – 2,536
Diamonds/Precious Stones 278,713 – – 278,713
Diversified Minerals 739,582 1,873,941 639,650 3,253,173

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Gold And Precious Metals Fund
Common Stocks (continued)
Enterprise Software/
Services $ – $ 169,653 $ – $ 169,653
Gold Mining 45,192,146 6,385,382 0 51,577,528
Metal - Diversified 7,325,130 – – 7,325,130
Mining Services 2,019,922 577,413 – 2,597,335
Oil & Gas Drilling – 2,380,572 – 2,380,572
Oil Field Machinery &
Equipment – 822,349 – 822,349
Platinum 2,143,600 1,859,524 – 4,003,124
Precious Metals 5,463,919 – – 5,463,919
Real Estate Operating/
Development – 1,379,069 – 1,379,069
Retail - Jewelry 2,585,747 – – 2,585,747
Silver Mining 7,423,897 – – 7,423,897
Corporate Non-Convertible
Bonds – 3,911,318 0 3,911,318
Warrants
Enterprise Software/
Services – 14,598 – 14,598
Metal - Diversified – 0 – 0
Mining Services 203,947 – – 203,947
Purchased Call Options 73,209 35,287 – 108,496
Investments, at Value $ 73,452,348 $ 19,895,971 $ 639,650 $ 93,987,969
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Airlines $ – $ 203,138 $ – $ 203,138
Automotive - Cars & Light
Trucks – 266,011 – 266,011
Beverages - Non-alcoholic – 25,929 – 25,929
Cellular Telecommunication – 26,568 – 26,568
Chemicals - Fibers – 117,209 – 117,209
Commercial Banks Non-US – 1,665,695 – 1,665,695
Computer Services – 167,051 – 167,051
Diversified Manufacturing
Operations – 89,923 – 89,923
Diversified Operations – 249,245 – 249,245
E-Commerce/Products – 184,980 – 184,980
Electric - Distribution – 355,799 – 355,799
Electric - Integrated – 181,152 – 181,152

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Emerging Europe Fund
Assets (continued)
Common Stocks (continued)
Food - Retail $ – $ 365,098 $ – $ 365,098
Housewares – 193,500 – 193,500
Lottery Services – 173,891 – 173,891
Medical - Drugs – 263,772 – 263,772
Metal - Diversified 27,681 – – 27,681
Multi-line Insurance – 94,206 – 94,206
Oil Companies - Exploration
& Production – 63,313 – 63,313
Oil Companies - Integrated 41,478 529,870 – 571,348
Oil Refining & Marketing – 612,930 – 612,930
Property/Casualty Insurance – 375,810 – 375,810
Real Estate Operating/
Development – 20,590 – 20,590
Retail - Automobile – 26,166 – 26,166
Retail - Toy Store – 203,709 – 203,709
Telecom Services – 193,295 – 193,295
Telephone - Integrated – 375,425 – 375,425
Television – 154,362 – 154,362
Transportation - Marine – 72,437 – 72,437
Corporate Non-Convertible Bond – 457,365 – 457,365
Right – 14,073 – 14,073
Exchange Traded Fund 148,470 – – 148,470
Warrant
Mining Services 15,564 – – 15,564
Purchased Call Options 10,450 7,900 – 18,350
Purchased Put Option – 31,500 – 31,500
Investments, at Value $ 243,643 $ 7,761,912 $ – $ 8,005,555
Other Financial Instruments
†
Currency Contracts – 293,504 – 293,504
Total Assets $ 243,643 $ 8,055,416 $ – $ 8,299,059
Liabilities
Other Financial Instruments
†
Currency Contracts – (7,469) – (7,469)
Total Liabilities $ – $ (7,469) $ – $ (7,469)

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 156,631 $ – $ 156,631
Automotive - Medium &
Heavy Duty Trucks – 58,165 – 58,165
Brewery – 332,963 – 332,963
Chemicals - Diversified – 59,457 – 59,457
Chemicals - Other – 12,229 – 12,229
Chemicals - Specialty 168,529 129,020 – 297,549
Circuit Boards – 194,018 – 194,018
Coal – 343,159 – 343,159
Commercial Banks Non-US – 188,545 – 188,545
Computers - Memory
Devices – 96,866 – 96,866
Cosmetics & Toiletries – 162,795 – 162,795
Distribution/Wholesale – 48,580 – 48,580
E-Commerce/Products 50,394 – – 50,394
Electronic Components
- Semiconductors – 531,425 – 531,425
Energy - Alternate Sources – 231,030 – 231,030
Internet Content - Info 289,669 78,265 – 367,934
Medical - Drugs – 234,315 – 234,315
Metal - Aluminum – 161,695 – 161,695
Motorcycle/Motor Scooter 13,120 – – 13,120
Non-Ferrous Metals – – 0 0
Oil Companies - Exploration
& Production – 39,944 – 39,944
Semiconductor Components
- Integrated Circuit – 434,618 – 434,618
Tools - Hand Held – 18,953 – 18,953
Transportation - Marine – 686,088 – 686,088
Corporate Non-Convertible Bond – 242,403 – 242,403
Warrant
Mining Services 8,094 – – 8,094
Purchased Call Options 7,680 270 – 7,950
Investments, at Value $ 537,486 $ 4,441,434 $ 0 $ 4,978,920
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2022 through September 30, 2022:
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 09/30/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/22
(1)
$ — $ —
Common
Stocks
Subscription
Receipt
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/21 $ 807,328 $ 166,014 $ — $ 973,342
Transfers out of Level 3 (325,768) (141,583) — (467,351)
Transfers into Level 3 127,930 — — 127,930
Purchases — — 233,130 233,130
Corporate action (3,687) — — (3,687)
Net change in unrealized appreciation (depreciation) (357,132) (24,431) (9,820) (391,383)
Ending Balance 09/30/22 $ 248,671 $ — $ 223,310 $ 471,981
Net change in unrealized appreciation (depreciation)
from Investments held as of 09/30/22
(1)
$ 107,645 $ — $ (9,820) $ 97,825
Common
Stock
Subscription
Receipt Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/21 $ 713,805 $ 182,616 $ 0 $ 896,421
Transfers out of Level 3 (24,001) (179,390) — (203,391)
Corporate Action 1,926 — — 1,926
Net change in unrealized appreciation (depreciation) (593,818) (3,226) 0 (597,044)
Ending Balance 09/30/22 $ 97,912 $ — $ 0 $ 97,912
Net change in unrealized appreciation (depreciation)
from Investments held as of 09/30/22
(1)
$ (66,719) $ — $ 0 $ (66,719)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/21 $ 174,843 $ 0 $ 174,843
Corporate Action 7,245 — 7,245
Transfers into Level 3 639,650 — 639,650
Transfers out of Level 3 (45,462) — (45,462)
Net change in unrealized appreciation (depreciation) (136,626) — (136,626)
Ending Balance 09/30/22 $ 639,650 $ 0 $ 639,650
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/22
(1)
$ — $ — $ —

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

(
Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and
Common
Stocks Total
China Region Fund
Beginning Balance 12/31/21 $ 0 $ 0
Ending Balance 09/30/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/22
(1)
$ — $ —
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at September 30, 2022.
Fair Value at
09/30/22
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 0% - 100% discount
(83% discount)
Common Stocks 248,671 Market Transaction
(1)
Discount
Convertible Bond 223,310 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(80% discount)
Common Stocks 97,912 Market Transaction
(1)
Discount
Special Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(50% discount)
Common Stocks 639,650 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2022.
At September 30, 2022, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $27,968,676.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2021 Additions Reductions
September 30,
2022
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
September
30 , 2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2021 Additions Reductions
September 30,
2022
Barsele Minerals Corp. 7,500,000 — — 7,500,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. — 1,250,000 — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
Olive Resource Capital, Inc. (formerly
Norvista Capital Corp.) 4,000,000 — — 4,000,000
(a)
Polarx , Ltd. 37,463,888 — (1,000,000) 36,463,888
(a)
TriStar Gold, Inc. 28,750,000 — — 28,750,000

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

At September 30, 2022, the value of investments in affiliated companies was $4,761,646, representing 9.16% of net assets, and the total cost was $6,474,240.
At September 30, 2022, the value of investments in affiliated companies was $1,274,116, representing 1.27% of net assets, and the total cost was $2,909,622.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before
Values of Affiliated Companies
World
Precious
Minerals
Fund
December 31,
2021
Purchases
Cost
Sales
Proceeds
September 30,
2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele
Minerals Corp. $ 3,142,417 $ — $ — $ 1,981,757 $ — $ – $ (1,160,660)
Kesselrun
Resources Ltd 513,854 — — 108,589 — – (405,265)
Kesselrun
Resources, Ltd. — — — $ — — – –
Mammoth
Resources
Corp. 434,800 — — 69,678 — – (365,122)
Olive Resource
Capital, Inc.
(formerly
Norvista
Capital Corp.) 252,974 — — 79,632
(a)
— – (173,342)
Polarx , Ltd. 970,071 — (10,865) 232,285
(a)
— (67,307) (659,614)
TriStar Gold,
Inc. 4,659,275 — — 2,601,622 — – (2,057,653)
$ 9,973,391 $ — $ (10,865) $ 5,073,563 $ — $ (67,307) $ (4,821,656)
Shares of Affiliated Companies
Gold And Precious Metals Fund
December 31,
2021 Additions Reductions
September 30,
2022
Silver X Mining Corp 5,250,000 2,750,000 — 8,000,000
Values of Affiliated Companies
Gold And
Precious Metals
Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
September
30, 2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Silver X Mining
Corp $ 1,390,371 $ 601,452 $ — $ 1,274,116 $ — $ – $ (717,707)
(a) At September 30, 2022, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2022

the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of September 30, 2022, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of September 30, 2022, the total cost of restricted securities was $7,443,544, and the total value was
$0, representing 0% of net assets.
Open forward foreign currency contracts as of September 30, 2022, were as follows:
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
September
30, 2022
Net Unrealized
Appreciation
(Depreciation)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. USD 479,885 EUR 500,000 10/17/2022 $ 490,617 $ 10,732
Brown Brothers
Harriman & Co. USD 409,860 HUF 175,000,000 10/17/2022 403,326 (6,534)
Brown Brothers
Harriman & Co. USD 1,901,041 PLN 9,500,000 10/17/2022 1,911,046 10,005
Brown Brothers
Harriman & Co. EUR 1,000,000 USD 995,260 10/17/2022 981,234 14,026
Brown Brothers
Harriman & Co. HUF 350,000,000 USD 878,845 10/17/2022 806,652 72,193
Brown Brothers
Harriman & Co. PLN 16,500,000 USD 3,490,904 10/17/2022 3,319,185 171,719
Brown Brothers
Harriman & Co. TRY 26,000,000 USD 1,376,025 10/21/2022 1,362,131 13,894
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. USD 3,359,195 EUR 3,500,000 10/17/2022 3,434,322 75,127
Brown Brothers
Harriman & Co. EUR 7,000,000 USD 7,021,750 10/17/2022 6,868,644 153,106